DISCONTINUED OPERATIONS AND DISPOSAL OF SUBSIDIARY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Disposal of discontinued operation	$ 6,433,304